Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer (the “PEO”) and our non-PEO named executive officers (the “Non-PEO NEOs”), and certain financial performance of the Company during fiscal year 2024, calculated in a manner consistent with SEC rules as described further below.
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income ($ in millions)(6)	Adjusted EBITDA ($ in millions)(7)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2024	21,329,257	27,897,467	5,882,218	7,199,348	118.10	109.32	319	2,431

(1)
The dollar amount reported in this column represents the total compensation reported for Mr. Smurfit, our PEO, for fiscal 2024 in our Summary Compensation Table. Refer to the “Executive Compensation Tables — Summary Compensation Table.”

(2)
The dollar amount reported in this column represents the average of the total compensation reported for our Non-PEO NEOs for fiscal 2024 in our Summary Compensation Table. The Non-PEO NEOs for 2024 were Ken Bowles, Saverio Mayer, Laurent Sellier, and Ben Garren.

(3)
The dollar amounts reported in these columns represent the amount of  “compensation actually paid” (“CAP”) to our PEO and the average compensation actually paid to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by such individuals. In accordance with these rules, these amounts reflect the total compensation for our PEO, and the average total compensation for our Non-PEO NEOs, as set forth in the Summary Compensation Table for 2024, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For the Non-PEO NEOs, the amounts set forth below are averages for all of the Non-PEO NEOs as a group.

Compensation Actually Paid for 2024	PEO	Non-PEO NEOs
Summary Compensation Table Total	$21,329,257	$5,882,218
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(17,067,897)	$(4,196,614)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$17,084,048	$3,368,539
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$6,435,807	$2,102,661
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$29,018	$8,969
Plus, value of dividends or other earnings paid on equity awards not otherwise reflected in total compensation	$87,234	$33,576
Compensation Actually Paid	$27,897,467	$7,199,348

(4)
Total Shareholder Return (“TSR”) is calculated by dividing (a) the sum of  (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the share price at the end of 2024 and the beginning of the measurement period, by (b) the share price at the beginning of the measurement period. The beginning of the measurement period for purposes of determining the Company’s TSR and the peer group TSR is July 8, 2024 (the first trading day following the Combination).

(5)
The peer group used for purposes of determining the TSR of our peer group is the Dow Jones U.S. Containers & Packaging Index.

(6)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for 2024.

(7)
We determined Adjusted EBITDA to be the most important financial performance measure used to link our performance to “compensation actually paid” to our PEO and Non-PEO NEOs following the Combination. Adjusted EBITDA is a non-GAAP financial measure. For this purpose, Adjusted EBITDA relates to the post-Combination period and is determined as net income before income tax expense, depreciation, depletion and amortization, interest expense, net, pension and other postretirement non-service expense, net, share-based compensation expense, other (expense) income, net, impairment of goodwill and other assets, amortization of fair value step up on inventory, transaction and integration-related expenses associated with the Combination and other specific items that management believes are not indicative of the ongoing operating results of the business.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The dollar amount reported in this column represents the total compensation reported for Mr. Smurfit, our PEO, for fiscal 2024 in our Summary Compensation Table. Refer to the “Executive Compensation Tables — Summary Compensation Table.”

(2)
The dollar amount reported in this column represents the average of the total compensation reported for our Non-PEO NEOs for fiscal 2024 in our Summary Compensation Table. The Non-PEO NEOs for 2024 were Ken Bowles, Saverio Mayer, Laurent Sellier, and Ben Garren.

Peer Group Issuers, Footnote
(4)
Total Shareholder Return (“TSR”) is calculated by dividing (a) the sum of  (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the share price at the end of 2024 and the beginning of the measurement period, by (b) the share price at the beginning of the measurement period. The beginning of the measurement period for purposes of determining the Company’s TSR and the peer group TSR is July 8, 2024 (the first trading day following the Combination).

(5)
The peer group used for purposes of determining the TSR of our peer group is the Dow Jones U.S. Containers & Packaging Index.

PEO Total Compensation Amount	$ 21,329,257
PEO Actually Paid Compensation Amount	$ 27,897,467
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in these columns represent the amount of  “compensation actually paid” (“CAP”) to our PEO and the average compensation actually paid to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by such individuals. In accordance with these rules, these amounts reflect the total compensation for our PEO, and the average total compensation for our Non-PEO NEOs, as set forth in the Summary Compensation Table for 2024, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For the Non-PEO NEOs, the amounts set forth below are averages for all of the Non-PEO NEOs as a group.

Compensation Actually Paid for 2024	PEO	Non-PEO NEOs
Summary Compensation Table Total	$21,329,257	$5,882,218
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(17,067,897)	$(4,196,614)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$17,084,048	$3,368,539
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$6,435,807	$2,102,661
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$29,018	$8,969
Plus, value of dividends or other earnings paid on equity awards not otherwise reflected in total compensation	$87,234	$33,576
Compensation Actually Paid	$27,897,467	$7,199,348

Non-PEO NEO Average Total Compensation Amount	$ 5,882,218
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,199,348
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in these columns represent the amount of  “compensation actually paid” (“CAP”) to our PEO and the average compensation actually paid to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by such individuals. In accordance with these rules, these amounts reflect the total compensation for our PEO, and the average total compensation for our Non-PEO NEOs, as set forth in the Summary Compensation Table for 2024, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For the Non-PEO NEOs, the amounts set forth below are averages for all of the Non-PEO NEOs as a group.

Compensation Actually Paid for 2024	PEO	Non-PEO NEOs
Summary Compensation Table Total	$21,329,257	$5,882,218
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(17,067,897)	$(4,196,614)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$17,084,048	$3,368,539
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$6,435,807	$2,102,661
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$29,018	$8,969
Plus, value of dividends or other earnings paid on equity awards not otherwise reflected in total compensation	$87,234	$33,576
Compensation Actually Paid	$27,897,467	$7,199,348

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Our TSR increased by 18.1% from July 8, 2024 (the first trading day following the Combination) through the end of 2024. The increase in our TSR is in line with the 9.3% increase in the Dow Jones U.S. Containers & Packaging Index over the same period.
The increase in our TSR from the Combination is the primary reason that the 2024 CAP to our PEO of $27,897,467 is higher than the Summary Compensation Table figure of $21,329,257, and that the average CAP for our Non-PEO NEOs of $7,199,348 is higher than the Summary Compensation Table average of $5,882,218.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Financial Performance Measures
Since becoming a newly U.S. listed, Irish public company on July 8, 2024, there is no clear relationship between compensation actually paid, net income, and adjusted EBITDA. We believe the compensation actually paid to our PEO and Non-PEO NEOs in 2024 reflects our pay-for-performance philosophy, and this relationship will expand as we build history as a newly U.S. listed, Irish public company.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Financial Performance Measures
Since becoming a newly U.S. listed, Irish public company on July 8, 2024, there is no clear relationship between compensation actually paid, net income, and adjusted EBITDA. We believe the compensation actually paid to our PEO and Non-PEO NEOs in 2024 reflects our pay-for-performance philosophy, and this relationship will expand as we build history as a newly U.S. listed, Irish public company.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Our TSR increased by 18.1% from July 8, 2024 (the first trading day following the Combination) through the end of 2024. The increase in our TSR is in line with the 9.3% increase in the Dow Jones U.S. Containers & Packaging Index over the same period.
The increase in our TSR from the Combination is the primary reason that the 2024 CAP to our PEO of $27,897,467 is higher than the Summary Compensation Table figure of $21,329,257, and that the average CAP for our Non-PEO NEOs of $7,199,348 is higher than the Summary Compensation Table average of $5,882,218.

Tabular List, Table
Financial Performance Measures
The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company, both prior to the Combination and following, to link executive compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are as follows:
Pre-Combination Measures:
1.
Relative TSR

2.
Adjusted Earnings Per Share (“EPS”)

3.
Adjusted Return on Capital Employed

4.
Free Cash Flow

5.
Adjusted EBIT

Post-Combination Measures:
1.
Adjusted EBITDA

2.
Relative TSR

Total Shareholder Return Amount	$ 118.1
Peer Group Total Shareholder Return Amount	109.32
Net Income (Loss)	$ 319,000,000
Company Selected Measure Amount	2,431,000,000
PEO Name	Mr. Smurfit
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share (“EPS”)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Return on Capital Employed
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EBIT
Measure:: 6
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
We determined Adjusted EBITDA to be the most important financial performance measure used to link our performance to “compensation actually paid” to our PEO and Non-PEO NEOs following the Combination. Adjusted EBITDA is a non-GAAP financial measure. For this purpose, Adjusted EBITDA relates to the post-Combination period and is determined as net income before income tax expense, depreciation, depletion and amortization, interest expense, net, pension and other postretirement non-service expense, net, share-based compensation expense, other (expense) income, net, impairment of goodwill and other assets, amortization of fair value step up on inventory, transaction and integration-related expenses associated with the Combination and other specific items that management believes are not indicative of the ongoing operating results of the business.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,067,897)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,084,048
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,435,807
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,018
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	87,234
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,196,614)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,368,539
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,102,661
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,969
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 33,576